Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2020
Research and Development Expense [Abstract]
Research And Development Expenses, Net	RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2020	2019	2018
Total expenses	$428,198	$368,652	$317,690
Less - grants and participations	(68,453)	(36,895)	(30,338)
	$359,745	$331,757	$287,352